Barclays Bank PLC ABS-15G

Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Sequoia Logistics 2025-1 Designated Activity Company

3rd Floor Fleming Court

Fleming's Place

Dublin, Ireland

(the “Issuer”)

Barclays Bank PLC

One Churchill Place
London
E14 5HP

(the “Arranger” and “Lead Manager”)

and the other Managers (as defined in the Engagement Letter)

21 January 2025

Dear Sirs/Madams,

PROPOSED ISSUE BY SEQUOIA LOGISTICS 2025-1 DESIGNATED ACTIVITY COMPANY OF COMMERCIAL MORTGAGE-BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain commercial leases (the “Loan Pool”), which were agreed to by the Issuer, the Arranger, the Lead Manager and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Arranger, the Lead Manager and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Arranger, the Lead Manager and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Arranger, the Lead Manager and the Managers as discussed above. The Issuer shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

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The procedures that we performed and our findings are as follows:

1.             Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file ‘2025.01.06 Check Project Sequoia - DataTape + Valuation - Update.xlsx’ (the “First Pool Run”) containing information for 53 properties and 786 tenants in the Loan Pool as at 31 October 2024 (the “Cut-off Date”).

We were requested by the Issuer and the Arranger to perform the agreed upon procedures on 100% of the 53 properties and on a sample of 238 tenants as instructed by the Arranger (the “Sample”, and together with the First Pool Run, the “Sample Pool”).

We have carried out the agreed upon procedures on the Sample Pool during the period 2 December 2024 to 13 January 2025.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.8 under the pool agreed upon procedures section below, have been limited to confirming that the selected attribute from the Sample Pool information agreed to the original loan documentation or copies thereof provided to us by email or in the electronic dataroom “simpsonthachercollaborate” (the “Dataroom”). We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the data file ‘Sequioa - December 2024 - Schedule - Update.xlsx’ (the “valuation files”), the data file “UKO1-#2018094062-v1 Project Sequoia - Tenancy Schedule AOS-HS Findings - (Completed 10-01-2025).xlsx” received from A&O Shearman (the “lease summary report”), lease agreement and rental invoice.

2.             Pool agreed upon procedures

For each property and tenant in the Sample Pool we carried out the following agreed upon procedures.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1.	Asset name

For each property in the Sample Pool, we confirmed whether the asset name agreed to that shown on the valuation files. We found that the asset name agreed to the valuation files, with no exception.

2.2.	Property market value

For each property in the Sample Pool, we confirmed whether the property market value agreed to that shown on the valuation files. We found that the property market value agreed to the valuation files, with no exception.

2.3.	Property gross market rent (ERV)

For each property in the Sample Pool, we confirmed whether the property gross market rent (ERV) agreed to that shown on the valuation files. We found that the property gross market rent (ERV) agreed to the valuation files, with no exception.

2.4.	Tenant name

For each tenant in the Sample Pool, we confirmed whether the tenant name substantially agreed to that shown on the lease summary report, lease agreement or publicly available information. Substantially agreed is defined as being able to identify the name in the lease agreement where spelling errors had occurred. We found that the tenant name substantially agreed to the lease summary report, lease agreement or publicly available information, except for 1 case.

Unique Identifier	Description of exception
575	Sample Pool = Burckardt 3; Source documents = Burckardt Compression France SAS

2.5.	Headline rent per annum

For each tenant in the Sample Pool, we confirmed whether the headline rent per annum agreed, to within +/-2.5%, to that shown on the lease summary report, lease agreement, or rental invoice. We found that the headline rent per annum agreed, to within +/-2.5%, to the lease summary report, lease agreement or rental invoice, except for 13 cases.

Unique Identifier	Description of exception
753	Sample Pool = 106,322.00; Source documents = 109,866
310	Sample Pool = 615,344; Source documents = 584,031
453	Sample Pool = 140,306; Source documents = 130,398
480	Sample Pool = 151,918; Source documents = 157,789
613	Sample Pool = 313,800; Source documents = 334,433
621	Sample Pool = 290,864; Source documents = 298,135
677	Sample Pool = 238,850; Source documents = 295,383
687	Sample Pool = 152,708; Source documents = 141,804
700	Sample Pool = 125,376; Source documents = 128,535
704	Sample Pool = 570,000; Source documents = 589,947
752	Sample Pool = 1,219,122; Source documents = 1,264,096
755	Sample Pool = 128,375; Source documents = 16,205
769	Sample Pool = 144,162; Source documents = 16,205

2.6.	Lease start date

For each tenant in the Sample Pool, we confirmed whether the lease start date or amendment date agreed, to within +/- 31 days, to that shown on the lease summary report or lease agreement We found that the lease start date or amendment date agreed, to within +/- 31 days, to the lease summary report or lease agreement, except for 5 cases.

Unique Identifier	Description of exception
112	Sample Pool = 01/07/2023; Source documents = 01/06/2015
766	Sample Pool = 01/09/2021; Source documents = 01/09/2022
769	Sample Pool = 01/12/2005; Source documents = 01/01/2022
777	Sample Pool = 01/04/2024; Source documents = 04/06/2024
756	Sample Pool = 30/06/2022; Source documents = 01/01/2024

2.7.	Lease break date

For each tenant in the Sample Pool, we confirmed whether the lease break date agreed, to within +/- 31 days, to that shown on the lease summary report or lease agreement. We found that the lease break date agreed to that shown on the lease summary report or lease agreement, except for 23 cases.

Unique Identifier	Description of exception
566	Sample Pool = 31/03/2028; Source documents = 31/12/2025
542	Sample Pool = 31/03/2025; Source documents = 30/01/2025
114	Sample Pool = 30/06/2029; Source documents = Unable to confirm
129	Sample Pool = 31/03/2025; Source documents = 30/05/2025
166	Sample Pool = 31/03/2025; Source documents = 30/05/2025
264	Sample Pool = 31/12/2024; Source documents = 31/12/2027
302	Sample Pool = 14/03/2028; Source documents = Unable to confirm
145	Sample Pool = 28/02/2030; Source documents = 28/02/2027
63	Sample Pool = 14/07/2028; Source documents = 14/07/2025
144	Sample Pool = 30/06/2032; Source documents = 30/06/2026
34	Sample Pool = 31/05/2025; Source documents = 31/12/2025
140	Sample Pool = 25/02/2033; Source documents = 14/03/2027
244	Sample Pool = 31/08/2025; Source documents = 31/05/2026
269	Sample Pool = 31/05/2025; Source documents = 31/12/2025
480	Sample Pool = 0; Source documents = 31/12/2025
536	Sample Pool = 14/06/2029; Source documents = 14/06/2026
631	Sample Pool = 31/10/2025; Source documents = 31/03/2025
721	Sample Pool = 28/02/2027; Source documents = 28/02/2026
723	Sample Pool = 31/05/2031; Source documents = 30/04/2030
726	Sample Pool = 31/07/2031; Source documents = 30/06/2030
728	Sample Pool = 31/07/2031; Source documents = 30/06/2030
768	Sample Pool = 31/12/2028; Source documents = 31/12/2025
777	Sample Pool = 31/03/2034; Source documents = 03/06/2034

2.8.	Lease expiry date

For each tenant in the Sample Pool, we confirmed whether the lease expiry date agreed, to within +/- 31 days, to that shown on the lease summary report or lease agreement. We found that the lease expiry date agreed, to within +/- 31 days, to the lease summary report or lease agreement, except for 10 cases.

Unique Identifier	Description of exception
566	Sample Pool = 31/03/2029; Source documents = 31/12/2028
542	Sample Pool = 31/03/2025; Source documents = 14/01/2022
112	Sample Pool = 30/06/2035; Source documents = Unable to confirm
129	Sample Pool = 31/03/2025; Source documents = 30/05/2025
166	Sample Pool = 31/03/2025; Source documents = 30/05/2025
302	Sample Pool = 14/03/2028; Source documents = Unable to confirm
269	Sample Pool = 0; Source documents = 30/05/2025
499	Sample Pool = 0; Source documents = Terminated (vacating property by 30-06-2025)
768	Sample Pool = 31/12/2028; Source documents = 31/12/2025
777	Sample Pool = 31/03/2034; Source documents = 03/06/2034

3.             Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.             Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 13 January 2025 this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Arranger, the Lead Manager and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Arranger, the Lead Manager and the Managers. This Asset Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Asset Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Lead Manager and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact James Brighton on 0207 303 6333.

Yours truly,

Deloitte LLP